                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-499
                                   ------------


                         RIVERSOURCE INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 Ameriprise Financial Center, Minneapolis, Minnesota          55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------

Date of reporting period:    8/31
                         --------------

                              PORTFOLIO HOLDINGS
                                      FOR
                       RIVERSOURCE INCOME BUILDER SERIES
                               AT AUG. 31, 2006


INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Basic Income Fund

AUG. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (56.0%)(b)
                                            SHARES                    VALUE(a)
FLOATING RATE (11.5%)
RiverSource Floating
     Rate Fund                             874,636                 $8,798,838
------------------------------------------------------------------------------

GLOBAL BOND (9.6%)
RiverSource Global
     Bond Fund                           1,118,163                  7,357,514
------------------------------------------------------------------------------

HIGH YIELD (12.0%)
RiverSource High Yield
     Bond Fund                           3,183,671                  9,168,973
------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.2%)
RiverSource Inflation
     Protected Securities Fund             405,950                  3,982,368
------------------------------------------------------------------------------

INTERNATIONAL (5.5%)
RiverSource Emerging
     Markets Bond Fund                     421,270                  4,200,058
------------------------------------------------------------------------------

INVESTMENT GRADE (12.2%)
RiverSource Diversified
     Bond Fund                             192,162                    918,536
RiverSource U.S. Government
     Mortgage Fund                       1,659,634                  8,281,575
                                                                 -------------
Total                                                               9,200,111
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $42,315,556)                                               $42,707,862
------------------------------------------------------------------------------


EQUITY FUNDS (29.2%)(b)
                                            SHARES                    VALUE(a)
DIVIDEND INCOME (14.7%)
RiverSource Dividend
     Opportunity Fund                    1,352,185                $11,182,568
------------------------------------------------------------------------------

INTERNATIONAL (4.9%)
RiverSource Disciplined
     International Equity Fund             401,295(c)               3,760,130
------------------------------------------------------------------------------

REAL ESTATE (1.3%)
RiverSource Real Estate Fund                60,991                    995,369
------------------------------------------------------------------------------

U.S. LARGE CAP (7.4%)
RiverSource Disciplined
     Equity Fund                           817,645                  5,617,218
------------------------------------------------------------------------------

U.S. SMALL CAP (0.9%)
RiverSource Disciplined
     Small Cap Value Fund                   72,300(c)                 709,262
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $21,403,306)                                               $22,264,547
------------------------------------------------------------------------------


CASH EQUIVALENTS (14.4%)(b)
                                            SHARES                    VALUE(a)
MONEY MARKET
RiverSource Cash
     Management Fund                    11,010,560                $11,010,560
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $11,010,560)                                               $11,010,560
------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (1.0%)(b)
                                            SHARES                    VALUE(a)
RiverSource Absolute Return
     Currency and Income Fund               73,498                   $740,128
------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $731,854)                                                     $740,128
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $75,461,276)(d)                                            $76,723,097
==============================================================================

See accompanying notes to investments in affiliated funds.

--------------------------------------------------------------------------------
1   RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

RiverSource Income Builder Basic Income Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2006.

(b) See Note 6 to the financial statements in the most recent Annual Report dated May 31, 2006.

(c)   Non-income producing.

(d) At Aug. 31, 2006, the cost of securities for federal income tax purposes was approximately $75,461,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $1,272,000
      Unrealized depreciation                                        (10,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                 $1,262,000
      -------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
2   RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Enhanced Income Fund

AUG. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (60.0%)(b)
                                            SHARES                    VALUE(a)
FLOATING RATE (17.5%)
RiverSource Floating
     Rate Fund                           2,162,974                $21,759,517
------------------------------------------------------------------------------

GLOBAL BOND (2.9%)
RiverSource Global
     Bond Fund                             554,592                  3,649,213
------------------------------------------------------------------------------

HIGH YIELD (22.4%)
RiverSource High Yield
     Bond Fund                           9,686,691                 27,897,669
------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (2.0%)
RiverSource Inflation
     Protected Securities Fund             249,666                  2,449,224
------------------------------------------------------------------------------

INTERNATIONAL (12.2%)
RiverSource Emerging
     Markets Bond Fund                   1,521,787                 15,172,221
------------------------------------------------------------------------------

INVESTMENT GRADE (3.0%)
RiverSource Diversified
     Bond Fund                             355,596                  1,699,749
RiverSource U.S. Government
     Mortgage Fund                         411,144                  2,051,607
                                                                 -------------
Total                                                               3,751,356
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $74,153,595)                                               $74,679,200
------------------------------------------------------------------------------

EQUITY FUNDS (35.6%)(b)
                                            SHARES                    VALUE(a)
DIVIDEND INCOME (16.7%)
RiverSource Dividend
     Opportunity Fund                    2,510,062                $20,758,211
------------------------------------------------------------------------------

INTERNATIONAL (11.6%)
RiverSource Disciplined
     International Equity Fund           1,542,343(c)              14,451,756
------------------------------------------------------------------------------

REAL ESTATE (2.8%)
RiverSource Real
     Estate Fund                           213,545                  3,485,047
------------------------------------------------------------------------------

U.S. LARGE CAP (3.4%)
RiverSource Disciplined
     Equity Fund                           617,802                  4,244,302
------------------------------------------------------------------------------

U.S. SMALL CAP (1.1%)
RiverSource Disciplined
     Small Cap Value Fund                  139,113(c)               1,364,700
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $42,602,852)                                               $44,304,016
------------------------------------------------------------------------------


ALTERNATIVE INVESTMENTS (2.8%)(b)
                                            SHARES                    VALUE(a)
RiverSource Absolute Return
     Currency and Income Fund              350,499                 $3,529,526
------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $3,489,498)                                                 $3,529,526
------------------------------------------------------------------------------

CASH EQUIVALENTS (1.8%)(b)
                                            SHARES                    VALUE(a)
MONEY MARKET
RiverSource Cash
     Management Fund                     2,197,534                 $2,197,534
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $2,197,534)                                                 $2,197,534
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $122,443,479)(d)                                          $124,710,276
==============================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2006.

(b) See Note 6 to the financial statements in the most recent Annual Report dated May 31, 2006.

(c)   Non-income producing.

(d) At Aug. 31, 2006, the cost of securities for federal income tax purposes was approximately $122,443,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $2,387,000
      Unrealized depreciation                                      (120,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                $2,267,000
      -------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
3   RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Moderate Income Fund

AUG. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


FIXED INCOME FUNDS (55.3%)(b)
                                            SHARES                    VALUE(a)
FLOATING RATE (15.0%)
RiverSource Floating
     Rate Fund                           2,554,385                $25,697,113
------------------------------------------------------------------------------

GLOBAL BOND (4.3%)
RiverSource Global
     Bond Fund                           1,124,970                  7,402,301
------------------------------------------------------------------------------

HIGH YIELD (14.4%)
RiverSource High Yield
     Bond Fund                           8,565,484                 24,668,594
------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.0%)
RiverSource Inflation
     Protected Securities Fund             881,393                  8,646,467
------------------------------------------------------------------------------

INTERNATIONAL (11.5%)
RiverSource Emerging
     Markets Bond Fund                   1,982,323                 19,763,758
------------------------------------------------------------------------------

INVESTMENT GRADE (5.1%)
RiverSource Diversified
     Bond Fund                             489,119                  2,337,988
RiverSource U.S. Government
     Mortgage Fund                       1,300,670                  6,490,345
                                                                 -------------
Total                                                               8,828,333
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $94,137,359)                                               $95,006,566
------------------------------------------------------------------------------

EQUITY FUNDS (34.1%)(b)
                                            SHARES                    VALUE(a)
DIVIDEND INCOME (18.8%)
RiverSource Dividend
     Opportunity Fund                    3,887,629                $32,150,695
------------------------------------------------------------------------------

INTERNATIONAL (5.1%)
RiverSource Disciplined
     International Equity Fund             937,102(c)               8,780,650
------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource Real
     Estate Fund                           225,603                  3,681,849
------------------------------------------------------------------------------

U.S. LARGE CAP (7.1%)
RiverSource Disciplined
     Equity Fund                         1,781,997                 12,242,321
------------------------------------------------------------------------------

U.S. SMALL CAP (1.0%)
RiverSource Disciplined
     Small Cap Value Fund                  176,356(c)               1,730,052
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $56,200,974)                                               $58,585,567
------------------------------------------------------------------------------

CASH EQUIVALENTS (9.0%)(b)
                                            SHARES                    VALUE(a)
MONEY MARKET
RiverSource Cash
     Management Fund                    15,510,887                $15,510,887
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $15,510,887)                                               $15,510,887
------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (1.9%)(b)
                                            SHARES                    VALUE(a)
RiverSource Absolute Return
     Currency and Income Fund              322,939                 $3,251,995
------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $3,213,092)                                                 $3,251,995
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $169,062,312)(d)                                          $172,355,015
==============================================================================


NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2006.

(b) See Note 6 to the financial statements in the most recent Annual Report dated May 31, 2006.

(c)   Non-income producing.

(d) At Aug. 31, 2006, the cost of securities for federal income tax purposes was approximately $169,062,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $3,354,000
      Unrealized depreciation                                         (61,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                  $3,293,000
      -------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
4   RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

                                                             S-6394-80 F (10/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RIVERSOURCE INCOME SERIES, INC.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          October 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          October 27, 2006





By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 27, 2006